Other Assets (Tables)	12 Months Ended
Dec. 31, 2015
Other Assets
Schedule of other current assets

	December 31,
($ thousands)	2015	2014

Customer financing receivables, net	137,136	—
Other receivables	102,585	92,211
Prepaid royalties	53,293	—
Prepaid expenses	33,710	20,799
Jackpot investments	26,690	—
Bridge financing costs	—	58,386
Other	70,287	40,390

	423,701	211,786

Schedule of other non-current assets

	December 31,
($ thousands)	2015	2014

Contract assets, net	498,583	623,081
Prepaid royalties	156,479	—
Jackpot investments	124,809	—
Customer financing receivables, net	62,709	—
Other	95,337	91,433

	937,917	714,514

Schedule of customer financing receivables, net and activity in the allowance for credit losses

	December 31, 2015
		Allowance for
($ thousands)	Gross	credit losses	Net

Current	140,681	(3,545)	137,136
Non-current	63,052	(343)	62,709
	203,733	(3,888)	199,845

December 31,
($ thousands)	2015

Balance at January 1, 2015	—
Provisions, net	(3,706)
Amounts written off as uncollectible	20
Foreign currency translation	(59)
Other	(143)

Balance at December 31, 2015	(3,888)